Notes Payable (Details 3) (USD $)				12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Promissory Note [Member]
Summary of promissory note
Balance - January 1, 2013	$ 4,827		$ 148,734	$ 78,604
Accretion of debt discount				210,146
Note matured - satisfied with issuance of new note				(288,750)
Issuance of new promissory note				288,750
Payoff of note				(288,750)
Balance - December 31, 2013	$ 4,827		$ 148,734